SHAREHOLDERS' EQUITY - Cash-settled LTI Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation
Accounts payable	$ 367,008	$ 197,895
Cash Settled DSU
Share-based Compensation
Cash share-based compensation (recovery) expense	(6,900)	900	$ 500
Accounts payable	$ 6,300	$ 1,700